Deconsolidation of Osisko Development and discontinued operations - Disclosure of results of operations presented as discontinued operations on the consolidated statements of loss (Details) - CAD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Results of discontinued operations:
Net loss from discontinued operations	$ (268,475)	$ (133,302)
Osisko Development, discontinued operations [Member]
Results from discontinued operations:
Net loss on deconsolidation	(140,910)	0
Results of discontinued operations:
Revenues of discontinued operations	44,820	7,275
Impairment of assets	(81,000)	(121,600)
Other expenses, net	(89,895)	(31,948)
Net loss before income taxes	(126,075)	(146,273)
Deferred income tax (expense) recovery	(1,490)	12,971
Net loss	(127,565)	(133,302)
Net loss from discontinued operations	$ (268,475)	$ (133,302)
Net loss per share from discontinued operations
Basic and diluted	$ (1.5)	$ (0.8)